Deposits	12 Months Ended
Mar. 31, 2023
Miscellaneous non-current assets [abstract]
Deposits [Text Block]

10. Deposits

The deposits relate to required amounts on account with electricity providers in Sweden and deposit for equipment purchases, consisting of:

Description	March 31, 2023	March 31, 2022
Bodens Energi	$217,153	$241,291
Equipment Deposits	35,430,727	57,567,943
Skellefteå Kraft	-	523,088
Vattenfall AB	1,225,229	1,361,422
	36,873,109	59,693,744
Equipment deposit provision	(27,331,287)	-
Total	$9,541,822	$59,693,744

The Company is exposed to counterparty risk through the advances made for certain mining equipment ("Deposits") it places with its suppliers in order to secure orders over a set delivery schedule. The risk of a supplier failing to meet its contractual obligations may result in late deliveries and/or the value of the deposits is not realised from non delivery of equipment or delivery of equipment with reduced quality. The Company attempts to mitigate this risk by procuring mining hardware from the established suppliers and with whom the Company has existing relationships and knowledge of their reputation in the market.

During the year ended March 31, 2023, the Company recorded impairment on the deposits of $27,331,287 (2022: $nil). The impairments are based on the counterparty risk of delivery, efficiency of machines expected use of the machines and the expected quantity and quality of the equipment to be received.